Related Party Balance and Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Rich Merchant Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]		$ 46
Ms. Zhang Jiaying [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	97,452
Mr. Chan Yuk Ki, Francis [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	25,478
Mr. So Siu Lai [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	25,478
Mr. Yip Sai Kit, Dicky [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	[1]	25,477
Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 173,885	$ 46

[1]	The balance as of June 30, 2025 and 2024 represented the advances for operational purposes. These amounts were unsecured, interest-free and repayable on demand.